Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryforwards	$ 30,285	$ 17,228
Operating lease liability	4,915	0
Deferred rent	0	3,940
Other	1,522	678
Total deferred tax assets	36,722	21,846
Deferred tax liabilities
Depreciation and amortization	(3,598)	(4,193)
Deferred commissions and bonus	(2,652)	(1,848)
Operating lease right-of-use asset	(1,345)	0
Other	(847)	(514)
Total deferred tax liabilities	(8,442)	(6,555)
Less: Valuation allowance	(28,280)	(15,291)
Net deferred tax asset (liability)	$ 0	$ 0